Pensions and Other Benefit Plans (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014
Other Benefit Plans [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payments, 2014	$ 316
Projected future benefit payments, 2015	309
Projected future benefit payments, 2016	306
Projected future benefit payments, 2017	303
Projected future benefit payments, 2018	300
Projected future benefit payments, 2019-2023	1,475
Retirement Plans [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payments, 2014	793
Projected future benefit payments, 2015	813
Projected future benefit payments, 2016	868
Projected future benefit payments, 2017	907
Projected future benefit payments, 2018	963
Projected future benefit payments, 2019-2023	$ 5,858